Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventories, net consist of the following (all amounts in thousands):
	2014	2013
Raw materials	$4,777	$6,535
Work-in-process	1,546	2,185
Finished goods	1,503	2,062
	$7,826	$10,782